FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communications - 6.7%
AT&T, Inc.	24,000	$ 690,720
Verizon Communications, Inc.	7,500	420,225
ViacomCBS, Inc. - Class B (a)	19,500	881,400
		1,992,345
Consumer Discretionary - 5.4%
Genuine Parts Company	5,500	695,585
Kohl's Corporation (a)	4,500	247,995
Tapestry, Inc. (b)	15,000	652,200
		1,595,780
Consumer Staples - 10.6%
Archer-Daniels-Midland Company (a)	6,000	363,600
J.M. Smucker Company (The)	2,700	349,839
Kellogg Company	10,500	675,465
Kimberly-Clark Corporation	3,500	468,230
Mondelez International, Inc. - Class A	5,000	312,200
Philip Morris International, Inc.	5,300	525,283
Tyson Foods, Inc. - Class A	6,100	449,936
		3,144,553
Energy - 6.5%
Chevron Corporation	4,800	502,752
ConocoPhillips (a)	8,500	517,650
Exxon Mobil Corporation	8,000	504,640
Royal Dutch Shell plc - Class B - ADR	10,000	388,300
		1,913,342
Financials - 22.8%
Bank of New York Mellon Corporation (The)	6,000	307,380
First Horizon Corporation	24,500	423,360
JPMorgan Chase & Company	5,500	855,470
KeyCorp (a)	30,200	623,630
Lincoln National Corporation	9,500	596,980
MetLife, Inc.	10,200	610,470
People's United Financial, Inc. (a)	25,000	428,500
Prudential Financial, Inc.	6,000	614,820
Truist Financial Corporation	15,500	860,250
U.S. Bancorp (a)	14,200	808,974
Wells Fargo & Company	13,500	611,415
		6,741,249

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Health Care - 13.1%
Bristol-Myers Squibb Company	7,800	$ 521,196
CVS Health Corporation	9,000	750,960
Johnson & Johnson	4,100	675,434
Medtronic plc	2,000	248,260
Merck & Company, Inc.	9,400	731,038
Organon & Company (b)	9,500	287,470
Pfizer, Inc.	17,000	665,720
		3,880,078
Industrials - 4.8%
Emerson Electric Company	3,500	336,840
Lockheed Martin Corporation	800	302,680
Raytheon Technologies Corporation	9,200	784,852
		1,424,372
Materials - 6.0%
Compass Minerals International, Inc. (a)	4,000	237,040
Dow, Inc. (a)	7,100	449,288
Nucor Corporation (a)	11,500	1,103,195
		1,789,523
Real Estate - 3.0%
Simon Property Group, Inc. (a)	3,800	495,824
Ventas, Inc.	6,900	393,990
		889,814
Technology - 14.7%
Amdocs Ltd.	4,000	309,440
Broadcom, Inc. (a)	2,800	1,335,152
Cisco Systems, Inc.	15,000	795,000
HP, Inc.	20,500	618,895
Intel Corporation	9,000	505,260
International Business Machines Corporation	5,500	806,245
		4,369,992
Utilities - 4.1%
Duke Energy Corporation (a)	7,000	691,040
National Fuel Gas Company	5,500	287,375
PPL Corporation	8,500	237,745
		1,216,160

Total Common Stocks (Cost $20,860,763)		$ 28,957,208

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c) (Cost $859,113)	859,113	$ 859,113

Total Investments at Value - 100.6% (Cost $21,719,876)		$ 29,816,321

Liabilities in Excess of Other Assets - (0.6%)		(191,591)

Net Assets - 100.0%		$ 29,624,730

ADR	- American Depositary Receipt.

(a)	Security covers a written call option.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of June 30, 2021.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2021 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Archer-Daniels-Midland Company	60	$ 363,600	$ 65 .00	09/17/21	$ 5,400
Broadcom, Inc.	14	667,576	470 .00	10/15/21	39,060
Compass Minerals International, Inc.	40	237,040	75 .00	09/17/21	1,000
ConocoPhillips	55	334,950	70 .00	08/20/21	3,410
Dow, Inc.	35	221,480	72 .50	09/17/21	1,925
Duke Energy Corporation	40	394,880	100 .00	10/15/21	11,200
KeyCorp	165	340,725	22 .00	09/17/21	8,580
Kohl's Corporation	45	247,995	47 .50	07/16/21	35,325
Nucor Corporation	40	383,720	100 .00	10/15/21	23,760
People's United Financial, Inc.	250	428,500	20 .00	08/20/21	2,500
Simon Property Group, Inc.	15	195,720	145 .00	01/21/22	8,400
U.S. Bancorp	60	341,820	65 .00	12/17/21	6,480
ViacomCBS, Inc. - Class B	85	384,200	55 .00	01/21/22	23,715
Total Covered Written Call Options (Premiums received $229,317)		$ 4,542,206			$ 170,755

The average monthly notional value of written option contracts during the three months ended June 30, 2021 was $5,329,915.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

COMMON STOCKS - 76.5%	Shares	Value
Communications - 3.8%
AT&T, Inc.	19,000	$ 546,820
Lumen Technologies, Inc.	15,000	203,850
ViacomCBS, Inc. - Class B	14,000	632,800
		1,383,470
Consumer Discretionary - 4.9%
Carnival Corporation (a)	5,000	131,800
Ford Motor Company (a)	26,000	386,360
Kohl's Corporation (b)	5,000	275,550
Tapestry, Inc. (a)	17,000	739,160
TJX Companies, Inc. (The)	4,000	269,680
		1,802,550
Consumer Staples - 5.3%
Archer-Daniels-Midland Company	4,500	272,700
Kellogg Company	8,500	546,805
Philip Morris International, Inc.	3,300	327,063
Target Corporation	1,500	362,610
Walmart, Inc.	3,100	437,162
		1,946,340
Energy - 4.9%
Chevron Corporation	4,000	418,960
ConocoPhillips	6,000	365,400
Devon Energy Corporation	18,000	525,420
Royal Dutch Shell plc - Class B - ADR	13,000	504,790
		1,814,570
Financials - 19.9%
Bank of America Corporation	38,000	1,566,740
Bank of New York Mellon Corporation (The)	6,000	307,380
Capital One Financial Corporation	6,000	928,140
JPMorgan Chase & Company	10,000	1,555,400
KeyCorp	16,320	337,008
Lincoln National Corporation	12,500	785,500
MetLife, Inc.	12,000	718,200
Travelers Companies, Inc. (The)	3,600	538,956
Wells Fargo & Company	13,000	588,770
		7,326,094
Health Care - 9.2%
Bristol-Myers Squibb Company	8,000	534,560
CVS Health Corporation	7,500	625,800

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 76.5% (Continued)	Shares	Value
Health Care - 9.2% (Continued)
Johnson & Johnson	4,000	$ 658,960
Merck & Company, Inc.	8,000	622,160
Organon & Company (a)	13,800	417,588
Pfizer, Inc.	13,500	528,660
		3,387,728
Industrials - 6.5%
Eaton Corporation plc	4,500	666,810
FedEx Corporation	2,500	745,825
General Electric Company	15,000	201,900
Raytheon Technologies Corporation	4,000	341,240
Trane Technologies plc	2,400	441,936
		2,397,711
Materials - 4.8%
Compass Minerals International, Inc.	5,000	296,300
Freeport-McMoRan, Inc.	8,000	296,880
Mosaic Company (The)	11,000	351,010
Nucor Corporation	8,500	815,405
		1,759,595
Technology - 16.5%
Apple, Inc.	6,000	821,760
Broadcom, Inc. (b)	2,400	1,144,416
Cisco Systems, Inc.	17,000	901,000
HP, Inc.	28,000	845,320
Intel Corporation	8,500	477,190
International Business Machines Corporation	5,200	762,268
Microsoft Corporation	3,500	948,150
Western Union Company (The)	7,000	160,790
		6,060,894
Utilities - 0.7%
PPL Corporation	9,000	251,730

Total Common Stocks (Cost $13,861,961)		$ 28,130,682

CORPORATE BONDS - 8.5%	Par Value	Value
Energy - 1.4%
Pioneer Natural Resources Company, 3.95%, due 07/15/2022	$ 500,000	$ 512,503

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 8.5%(Continued)	Par Value	Value
Financials - 5.6%
America Express Company, 3.40%, due 02/27/2023	$ 500,000	$ 523,425
Citigroup, Inc., 2.90%, due 12/08/2021	500,000	504,738
UNUM Group, 4.00%, due 03/15/2024	500,000	538,995
Wells Fargo & Company, 3.50%, due 03/08/2022	500,000	511,132
		2,078,290
Industrials - 1.5%
Norfolk Sothern Corporation, 3.85%, due 01/15/2024	500,000	536,248

Total Corporate Bonds (Cost $3,047,339)		$ 3,127,041

U.S. TREASURY OBLIGATIONS - 1.4%	Par Value	Value
U.S. Treasury Notes - 1.4%
2.125%, due 05/15/2022 (Cost 505,547)	$ 500,000	$ 508,867

MONEY MARKET FUNDS - 13.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)	3,356,511	$ 3,356,511
First American Government Obligations Fund - Class Z, 0.02% (c)	1,699,910	1,699,910
Total Money Market Funds (Cost $5,056,421)		$ 5,056,421

Total Investments at Value - 100.1% (Cost $22,471,268)		$ 36,823,011

Liabilities in Excess of Other Assets - (0.1%)		(48,521)

Net Assets - 100.0%		$ 36,774,490

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Security covers a written call option.
(c)	The rate shown is the 7-day effective yield as of June 30, 2021.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2021 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Broadcom, Inc.	10	$ 476,840	$ 470 .00	10/15/21	$ 27,900
Kohl's Corporation	25	137,775	47 .50	07/16/21	19,625
Total Covered Written Call Options (Premiums received $36,645)		$ 614,615			$ 47,525

The average monthly notional value of written option contracts during the three months ended June 30, 2021 was $1,120,467.